CASH AND CASH EQUIVALENTS - Narrative (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2018
Cash and cash equivalents [abstract]
Restricted cash and cash equivalents	$ 0	$ 0
Investments in money market funds	27,000,000	155,000,000
Overdrawn amount	$ 3,000,000	$ 46,000,000	$ 57,000,000